Liability Related to Warrants	12 Months Ended
Mar. 31, 2021
Disclosure Of Liability Related To Warrants [Abstract]
Liability related to warrants
14.	Liability related to warrants:

During the year ended March 31, 2021, the Corporation issued warrants as part of financing arrangements and because they are of a fixed nature for a non-fixed consideration (due to having an exercise price in USD) they are classified as liabilities, rather than equity.

On October 22, 2020, Neptune issued a total of 10,532,401 warrants (“Warrants 2020”) with an exercise price of US$2.25 expiring on
October 22, 2025. The warrants, issued as part of the Private Placement entered into on October 20, 2020 (see note 15 (i)), are exercisable beginning anytime on or after April 22, 2021 until October 22, 2025. Proceeds were allocated amongst common shares and warrants by applying a relative fair value approach, with fair value of the warrants determined using the Black-Scholes model, resulting in an initial warrant liability of $11,620,307 which was recognized as a liability. The difference between the fair value of the warrants and their allocated amount was a discount of $3,927,997, which is being amortized on a straight-line basis over the five-year term of the warrants.  Warrants are revalued each period-end at fair value through profit and loss. The change in fair value of the warrant liability for the year ended March 31, 2021 was a decrease of $7,473,661. An amortization charge of $334,296 related to the initial discount was recorded under revaluation of the liability related to warrants for the year ended March 31, 2021.

On February 19, 2021, the Corporation issued 6,875,000 warrants (“Warrants 2021”) with an exercise price of US$2.25 expiring on
August 19, 2026. The warrants, issued as part of a Registered Direct Offering entered into on February 17, 2021 (see note 15 (k)), are exercisable beginning anytime on or after August 19, 2021 until August 19, 2026. Proceeds were allocated amongst common shares and warrants by applying a relative fair value approach, with fair value of the warrants determined using the Black-Scholes model, resulting in an initial warrant liability of $8,163,181. The difference between the fair value of the warrants and their allocated amount was a premium of $168,607, which is being amortized on a straight-line basis over the
5.5-year term of the warrants.  Warrants are revalued each period-end at fair value through profit and loss. The change in fair value of the warrant liability for the year ended March 31, 2021 was a decrease of $2,607,816. An amortization charge of $(3,486) related to the initial discount was recorded under revaluation of the liability related to warrants for the year ended March 31, 2021

The activities on the Corporation’s warrants for the year ended March 31, 2021 were as follows:

2021
Weighted
average
	exercise	Number of
	price (in USD)	warrants

Warrants outstanding at April 1st, 2020	$—	—
Issued	2.25	17,407,401
Exercised	—	—
Cancelled	—	—
Expired	—	—
Warrants outstanding at March 31, 2021	$2.25	17,407,401

Warrants exercisable at March 31, 2021	$—	—

Changes in the value of the liability related to the warrants for the year ended March 31, 2021 were as follows:

	Warrants	Amount

Outstanding as at March 31, 2020	–	$—

Warrants issued during the year	17,407,401	23,542,874
Warrants exercised during the year	–	–
Warrants cancelled during the year	–	–
Warrants expired during the year	–	–
Discount on warrants issued during the year		(3,759,390)
Amortization of the discount on warrants issued		330,810
Effect of revaluation of the warrants		(10,081,477)
Effect of movements in exchange rates		(152,837)

Outstanding as at March 31, 2021	17,407,401	$9,879,980

The following assumptions were used in the Black & Scholes evaluation model for determining the fair value of the Warrants 2020 granted:

Warrants 2020	As at March 31, 2021	As at grant date

Exercise price (in US dollars)	$2.25	$2.25
Dividend	‒	‒
Risk-free interest	0.80%	0.34%
Expected life (years)	4.57	5.00
Expected volatility	76.10%	71.1%

The following assumptions were used in the Black & Scholes evaluation model for determining the fair value of the Warrants 2021 granted:

Warrants 2021	As at March 31, 2021	As at grant date

Exercise price (in US dollars)	$2.25	$2.25
Dividend	‒	‒
Risk-free interest	1.01%	0.66%
Expected life (years)	5.39	5.50
Expected volatility	72.03%	71.40%

The expected volatility is based on the historical volatility of the Corporation’s shares. The risk-free interest rate is the yield on various zero-coupon bonds issued by the Government of Canada with terms that correspond to the expected life of the warrants.

The following table provides the relevant information on the outstanding warrants as at March 31, 2021:

			Exercise price
Reference	Date of issuance	Number of warrants	(in USD)	Expiry date

Warrants 2020	October 22, 2020	10,532,401	$2.25	October 22, 2025
Warrants 2021	February 19, 2021	6,875,000	$2.25	August 19, 2026
		17,407,401	$2.25